OTHER FINANCIAL LIABILITIES (Details) - Schedule of currency balances of interest bearing loans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Currency Balances Of Interest Bearing Loans Abstract
Brazilian real	$ 314,322	$ 338,953
Chilean peso (U.F.)	157,288	639,710
US Dollar	4,093,816	6,457,181
Total	$ 4,565,426	$ 7,435,844